Reconciliation of Federal Income Tax Statutory Rates (Detail) - USD ($)	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
income Tax Reconciliation Tax Credits [Line Items]
Income taxes at statutory rate													$ 4,917,159	$ 4,083,995	$ 3,076,856
Tax-exempt income													(927,506)	(831,141)	(863,204)
Nondeductible expenses													130,609	161,176	238,638
State income tax, net of federal tax effect													375,311	307,951	215,803
Tax credits													(308,684)	(295,800)	(337,716)
Other, net													(256,550)	(213,134)	105,502
Income Tax Expense (Benefit)	$ 870,000	$ 1,049,000	$ 1,042,000	$ 969,000	$ 873,000	$ 815,000	$ 793,000	$ 732,000	$ 682,000	$ 641,000	$ 629,000	$ 484,000	$ 3,930,339	$ 3,213,047	$ 2,435,879
Income taxes at statutory rate, Percent													35.00%	34.00%	34.00%
Tax-exempt income, Percent													(7.00%)	(7.00%)	(10.00%)
Nondeductible expenses, Percent													1.00%	1.00%	3.00%
State income tax, net of federal tax effect, Percent													3.00%	3.00%	2.00%
Tax credits, Percent													(2.00%)	(2.00%)	(4.00%)
Other, net, Percent													(2.00%)	(2.00%)	2.00%
Effective Income Tax Rate Reconciliation, Percent													28.00%	27.00%	27.00%